DEBT AND RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2014
DEBT AND RELATED PARTY TRANSACTIONS:
DEBT AND RELATED PARTY TRANSACTIONS

NOTE 4 – DEBT AND RELATED PARTY TRANSACTIONS

On April 14, 2008, the Company signed a loan agreement in which it borrowed an aggregate of $328,000 from Ararat, LLC, a Company owned by a family member of Kyle Gotshalk (a former officer). The note originally matured on December 31, 2012 and carried a 10% interest rate. On November 14, 2012, the Company restructured the debt into a new convertible note, which does not accrue interest. The lender has the right to convert the loan within twenty-four months at a price of $0.30 per share. Any net proceeds from the stock currently held by the lender or by the preferred shareholder which are liquidated within the next twenty-four months will be credited against the loan. At the end of the twenty-four months, the lender has the right to demand stock as payment of the debt at 90% of the bid price for the preceding ten-day weighted average. The lender will not be subject to the floor price of $0.30 after November 15, 2014. The Company evaluated the aforementioned debt modification under FASB ASC 470-50 and determined that the modification qualified as an extinguishment of debt due to substantial modifications, which included, an extension of the maturity date, the modification of the interest rate, and the modification of the conversion price. In accordance with FASB ASC 470-50-40-2, the extinguishment of debt was accounted for as an increase in the principal in the amount of $20,634, resulting in a loss on debt restructuring for that same amount. The resulting derivative liability was reclassified and accounted for as an increase to additional paid-in capital. On March 27, 2013, Ararat, LLC agreed to cancel the entire debt balance in exchange for 1,500,000 preferred B shares of New Colombia Resources. These shares can be exchanged for 1,500,000 common shares within the next 19 months. If, at the end of 19 months, the 1,500,000 common shares have a value less than $600,000, the Company will issue additional shares, which, when added to the aforementioned 1,500,000 shares, will total $600,000 at 90% of the average bid price of the trailing ten days. The Company evaluated the aforementioned debt modification under FASB ASC 470-50 and determined that the modification qualified as an extinguishment of debt due to substantial modifications, which included, an increase in the fair value of the conversion option of more than 10%. In accordance with FASB ASC 470-50-40-2, the extinguishment of debt was accounted for as a conversion of principal and accrued interest of $348,634 and $53,290, respectively, a loss on settlement of debt of $198,076, and a related make whole liability of $583,500 was recorded as a provision for the aforementioned 1,500,000 common shares, having a market value of less than $600,000 as of June 30, 2014. At June 30, 2014, the principal balance of the note was $-0-, accrued interest was $-0-, and the make whole provision was $583,500. At December 31, 2013, the principal balance of the note was $-0-, accrued interest was $-0-, and the make whole provision was $555,000.  During the six-month ended June 30, 2014, the Company recorded a loss on make whole provision of $28,500.

Third Party Debt

On February 18, 2014, the Company issued a convertible promissory note to a third party in the amount of $47,500.  The note accrues interest at the rate of 8% per annum and has a maturity date of November 20, 2014.  The note is convertible after 180 days from the date of issuance at 58% of the average lowest three-day trading price of common stock during the 10 days preceding the date of conversion.  Loan proceeds amounting to $22,597 were paid directly to service providers. Starting on April 16, 2014, the Company is in default under this Note. The principal amount was increased by 50% to the sum of $71,250. Accrued interest was $3,925 and $-0- as of June 30, 2014, and December 31, 2013, respectively. For the six month ended June 30, 2014, the amortized discount from this convertible note is $23,415.

On April 24, 2014, the Company issued a convertible promissory note to a third party in the amount of $42,500. The note accrues interest at the rate of 8% per annum and has a maturity date of January 28, 2015.  The note is convertible after 180 days from the date of issuance at 58% of the average lowest three-day trading price of common stock during the 10 days preceding the date of conversion. Loan proceeds amounting to $25,500 were paid directly to service providers. Accrued interest was $382 and $-0- as of June 30, 2014, and December 31, 2013, respectively.

On June 16, 2014, the Company issued a convertible promissory note to a third party in the amount of $53,000. The note accrues interest at the rate of 8% per annum and has a maturity date of March 18, 2015.  The note is convertible after 180 days from the date of issuance at 58% of the average lowest three-day trading price of common stock during the 10 days preceding the date of conversion. Loan proceeds amounting to $10,500 were paid directly to service providers. Accrued interest was $116 and $-0- as of June 30, 2014, and December 31, 2013, respectively.

	Note dated
	February 18, 2014	Note dated April 24, 2014	Note dated June 16, 2014
Cash received	$24,903	$17,000	$42,500
Loan proceeds paid directly to service provides	22,597	25,500	10,500
Total face amount	47,500	42,500	53,000
Default amount	23,750	-	-
Total amount	71,250	42,500	53,000
Less: Unamortized discount	(47,835)	-	-
Total convertible note, net	$23,415	$42,500	$53,000

Related Party Transactions

As of June 30, 2014, the accounts payable and accrued liabilities-related parties balance represents expenses which were paid directly by and owed to an officer of the Company. As of  June 30,2014, the accrued liabilities and accrued interest-related parties balance was composed of $2,000 of expenses which were paid directly by and owed to an officer of the Company, $191,077 in accrued salaries and expenses payable to an officer and former officers of the Company and $271 of accrued interest.